Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2021
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss
The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2021	2020
2006 share plan	26	83
Sisonke ESOP	61	73
Management DSP	69	30
Total employee share-based payments	156	186

Disclosure of Terms and Conditions of Share-based Payment Arrangement
The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria

SARs
SARs will vest in equal thirds in year three, four and five, subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2013 to 2014 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).
PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2015 to 2017 allocation:
•50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
•50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

•Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled.
•No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan.

Award	Vesting	Performance criteria

PU*	The PU will vest after three years from the date on which the service period commenced	The participant is still employed within the group
*    The term Participation Units means the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions.

•Fault	All unvested and unexercised PU not yet vested are lapsed and cancelled.
•No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.

Award	Vesting	Performance criteria

DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group
*    Deferred shares

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
Activity on share options

	SARs		PS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights
For the year ended 30 June 2021
Balance at beginning of year	377 333	18.41	12 415 024
Options exercised	(371 008)	18.41	(11 928 241)
Options forfeited and lapsed	(6 325)	18.41	(486 783)
Balance at end of year	—	—	—

	SARs		PS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights
For the year ended 30 June 2020
Balance at beginning of year	6 713 044	26.45	21 007 596
Options exercised	(6 086 252)	27.03	—
Options forfeited and lapsed	(249 459)	23.97	(8 592 572)
Balance at end of year	377 333	18.41	12 415 024
There were no RS balances during the 2021 and 2020 financial years.

	SARs		PS
Options and rights vested but not exercised at year end	2021	2020	2021	2020
Options and rights vested but not exercised	—	377 333	—	—
Weighted average option price (SA rand)	n/a	18.41	n/a	n/a

	SA Rand
Figures in million	2021	2020
Gain realised by participants on options and rights traded during the year	807	142
Fair value of options and rights exercised during the year	807	144

Number of PU
Activity on PU granted but not exercised	2021	2020
Balance at beginning of year	6 768 562	6 819 025
Options granted	106 994	366 960
Options vested	(441 548)	(257 271)
Options forfeited and lapsed	(122 341)	(160 152)
Balance at end of year	6 311 667	6 768 562

	2021	2020
Gain realised by participants on options exercised during the year (R'million)	31	12
Weighted average share price at the date of exercise (SA Rand)	70.90	48.21
Remaining life (years)	0.5	1.5

	2021	2020
18 September 2019 - 3 years
Gain realised by participants on options exercised during the year (R'million)	28	—
Weighted average share price at the date of exercise (SA Rand)	87.86	—
Remaining life (years)	1.2	—
18 September 2019 - 5 years
Gain realised by participants on options exercised during the year (R'million)	2	—
Weighted average share price at the date of exercise (SA Rand)	87.86	—
Remaining life (years)	3.2	—

Number of DS
Activity on DS granted but not exercised	2021	2020
Balance at beginning of year	1 162 152	—
Options granted	1 356 715	1 218 013
Options exercised	(331 466)	—
Options forfeited and lapsed	(84 878)	(55 861)
Balance at end of year	2 102 523	1 162 152
36     SHARE-BASED PAYMENTS continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued
Activity on share options continued

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2021
Deferred shares
18 September 2019 - 3 years	595 450	1.2
18 September 2019 - 5 years	232 237	3.2
18 September 2020 - 3 years	895 336	2.2
18 September 2020 - 5 years	379 500	4.2
Total options granted but not yet exercised	2 102 523